CARILLON SERIES TRUST
880 Carillon Parkway
St. Petersburg, FL 33716

September 19, 2025

EDGAR FILING

U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Carillon Series Trust (“Registrant”) (SEC File Nos. 033-57986 and 811-07470)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the definitive form of prospectus and statement of additional information with respect to the RJ Chartwell Premium Income ETF, RJ Eagle Municipal Income ETF, RJ Eagle Vertical Income ETF and RJ Eagle GCM Dividend Select Income ETF, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 123 to the Registration Statement on Form N-1A, and (2) the text of Post-Effective Amendment No. 123 has been filed electronically.

If you have any questions or would like further information, please contact me at (727) 567-3526.

Sincerely,

/s/ Susan Walzer

Susan Walzer
President & Principal Executive Officer